Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation (Tables) [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]
	Years Ended December 31,
Stock Options	2012	2011	2010
	(in thousands)
Intrinsic Value of Options Exercised (a)	$1,699	$1,202	$2,058

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	321	$29.35	551	$32.88	1,089	$32.78
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(128)	28.21	(104)	27.39	(448)	31.53
Forfeited/Expired	(5)	27.26	(126)	46.40	(90)	38.44
Outstanding as of December 31,	188	30.17	321	29.35	551	32.88

Options Exercisable as of December 31,	188	$30.17	321	$29.35	551	$32.88

NA Not applicable.

Stock Options Outstanding and Exercisable [Table Text Block]
	Number	Weighted
	of Options	Average	Weighted
2012 Range of	Outstanding	Remaining	Average	Aggregate
Exercise Prices	and Exercisable	Life	Exercise Price	Intrinsic Value
	(in thousands)	(in years)		(in thousands)
$27.95 - $30.76	188	0.99	$30.17	$2,358

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]
	Years Ended December 31,
Performance Units	2012	2011	2010
Awarded Units (in thousands)	546	7	736
Weighted Average Unit Fair Value at Grant Date	$41.38	$38.39	$35.43
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2012	2011	2010
Awarded Units (in thousands)	138	198	211
Weighted Average Grant Date Fair Value	$40.97	$37.31	$34.70
Vesting Period (in years)	(a)	(a)	(a)

 (a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant's termination of employment.

Summary of Performance Scores and Performance Units Earned [Table Text Block]
	Years Ended December 31,
Performance Units	2012	2011	2010
Certified Performance Score	99.7%	89.8%	55.8%
Performance Units Earned	1,096,572	1,216,926	489,013
Performance Units Mandatorily Deferred as AEP Career Shares	51,056	52,639	33,501
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	26,337	42,502	6,583
Performance Units to be Paid in Cash	1,019,179	1,121,785	448,929

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]
	Years Ended December 31,
Performance Units and AEP Career Shares	2012	2011	2010
	(in thousands)
Cash Payouts for Performance Units	$44,968	$15,985	$18,683
Cash Payouts for AEP Career Share Distributions	11,027	2,777	3,594

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]
	Years Ended December 31,
Restricted Stock Units	2012	2011	2010
Awarded Units (in thousands)	497	121	873
Weighted Average Grant Date Fair Value	$40.69	$37.07	$35.24

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]
	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2012	2011	2010
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$10,608	$7,164	$6,044
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	12,157	8,017	5,993

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]
		Weighted
		Average
		Grant Date
Nonvested Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested as of January 1, 2012	903	$35.46
Granted	497	40.69
Vested	(306)	34.64
Forfeited	(94)	35.95
Nonvested as of December 31, 2012	1,000	38.22

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]
	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2012	2011	2010
Awarded Units (in thousands)	52	52	54
Weighted Average Grant Date Fair Value	$41.20	$37.72	$34.67

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2012	2011	2010
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$51,767	$61,807	$28,116
Actual Tax Benefit Realized	18,119	21,632	9,841
Total Compensation Cost Capitalized	10,707	11,608	4,689

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2012	2011	2010
	(in thousands)
Cash Received from Stock Options Exercised	$3,598	$2,855	$14,134
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	618	411	706